Subsequent Events - Additional Information (Detail)		1 Months Ended	2 Months Ended	12 Months Ended			19 Months Ended	26 Months Ended
	Nov. 15, 2019 $ / shares shares	May 31, 2021 USD ($)	May 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares	May 31, 2021 USD ($) shares	Jan. 11, 2019 $ / shares shares	Apr. 01, 2021 Application	Nov. 23, 2016 USD ($)
Subsequent Event [Line Items]
Shares purchase program, authorized amount										$ 250,000,000
Treasury stock, shares repurchased | shares	280,719			332,033	280,719	888,719		2,493,378
Treasury stock, average price per share | $ / shares	$ 91.00			$ 75.23				$ 100.28
Sun Pharmaceutical Industries Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ordinary shares owned by majority share holder				77.80%
Vote attributable to share equity				85.20%
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional abbreviated new drug application, description		the Company received final approval from the FDA for one additional ANDA:Tavaborole Topical Solution, 5% in May 2021.
Number of ANDAs application awaiting for FDA approval | Application									20
Shares purchase program, authorized amount		$ 300,000,000	$ 300,000,000				$ 300,000,000
Treasury stock, shares repurchased | shares			175,975				788,727
Treasury stock, average price per share | $ / shares			$ 73.71
Stock repurchase program, remaining authorized repurchase amount		$ 236,500,000	$ 236,500,000				$ 236,500,000
Subsequent Event [Member] | Sun Pharmaceutical Industries Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ordinary shares owned by majority share holder		78.10%	78.10%				78.10%
Vote attributable to share equity		85.40%	85.40%
Subsequent Event [Member] | Taro USA [Member] | Taro Canada [Member]
Subsequent Event [Line Items]
Percentage of ordinary shares owned by majority share holder									100.00%
Subsequent Event [Member] | Taro Canada [Member] | Total Taro Shareholders' Equity [Member]
Subsequent Event [Line Items]
Percentage of ordinary shares owned by majority share holder									100.00%